Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Feb. 29, 2012
Registrant Name	dei_EntityRegistrantName	Empire Builder Tax Free Bond Fund
CIK	dei_EntityCentralIndexKey	0000730004
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jun. 27, 2012
Effective Date	dei_DocumentEffectiveDate	Jun. 27, 2012
Prospectus Date	rr_ProspectusDate	Jun. 27, 2012
Empire Builder Tax Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary
Investment objective:	rr_ObjectiveHeading	Investment Goal
Investment objective	rr_ObjectivePrimaryTextBlock	To seek as high a level of current income exempt from federal income tax and New York State and City personal income taxes as the Adviser believes to be consistent with the preservation of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	19.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights which reflects operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

Use this Example to compare fees and expenses with those of other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

•	$10,000 investment;
•	5% annual return;
•	redemption at the end of each period; and
•	no changes in the Fund’s operating expenses as set forth above.

Because this Example is hypothetical and for comparison only, your actual costs may be different.

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests principally in New York Tax Exempt Bonds. New York Tax Exempt Bonds are debt obligations issued by the State of New York and its political subdivisions or certain other governmental authorities, such as U.S. possessions like Puerto Rico, Guam, and the Virgin Islands, the interest from which is exempt from federal income tax (but not, in some cases, from the alternative minimum tax) and New York State and City personal income taxes.

The Fund may invest 25% or more of its assets in debt obligations that finance similar projects, such as those relating to education, healthcare, housing, utilities, water or sewers. The Fund is non-diversified and therefore may invest in fewer issuers than a diversified fund.

Under normal market conditions, at least 90% of the Fund’s income distributions will be exempt from federal income tax, and New York State and City personal income taxes, including the alternative minimum tax.

Credit Strategy. The Fund will only purchase New York Tax Exempt Bonds which are of investment grade quality at the time of purchase. Also, no more than 50% of the Fund’s assets will be invested in New York Tax Exempt Bonds which are of a quality reflected in the lowest investment grade rating. The Fund may retain any security whose rating has been downgraded after purchase if the Fund’s portfolio manager considers the retention advisable. Although some of the New York Tax Exempt Bonds in which the Fund may invest may not be rated, they will be of investment grade quality in the Adviser’s opinion.

Maturity Strategy. The Fund will vary its maturity strategy depending on market conditions. However, its average maturity is generally expected to be between 2 and 20 years under normal market conditions.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund invests principally in New York Tax Exempt Bonds. New York Tax Exempt Bonds are debt obligations issued by the State of New York and its political subdivisions or certain other governmental authorities, such as U.S. possessions like Puerto Rico, Guam, and the Virgin Islands, the interest from which is exempt from federal income tax (but not, in some cases, from the alternative minimum tax) and New York State and City personal income taxes.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

The value of the Fund’s investments will fluctuate with market conditions, and, therefore, so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments. The Fund may or may not achieve its investment goal.

Market Risk. Securities may decline in value due to factors affecting the securities markets in general or particular issuers or groups of issuers represented in the securities markets. The value of a security may decline due to general market conditions not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or expenses, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also decline due to state- or region-specific factors.

Nondiversification/Concentration Risk. The value of the Fund’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities. Also, the performance of the Fund is likely to be affected by factors pertaining to the New York economy and to New York governmental entities in particular. Adverse changes in the New York economy or adverse tax, legislative or political changes affecting New York may negatively impact the Fund’s performance. The economic condition and finances of the State, City and other municipalities of New York are closely related and have been impacted by the current economic downturn. New York relies on the finance, banking and insurance industries (which may have suffered more than other industries in the recent downturn) for a large part of its revenues, and could thus be more affected by the downturn than certain other states. Therefore, Fund shares could fluctuate in value more than shares of a national bond fund.

If the Fund’s investments are focused within a particular segment of the bond market, adverse developments affecting a sector of the market may cause the Fund’s performance to be more sensitive to developments affecting that sector than a fund that does not focus its investments.

Interest Rate Risk. When interest rates rise, the value of bonds like those held by the Fund generally falls.

Credit Risk. The issuer of a debt security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. The issuers of municipal securities, including many issuers of New York Tax-Exempt Bonds, have been under stress relating to recent disruptions in the credit markets and the economy generally. These disruptions could have a significant negative effect on an issuer’s ability to make payments of principal and/or interest.

Liquidity Risk. Liquidity risk is the risk that a debt security can not be sold at an advantageous time or price. If a debt security is downgraded or drops in price, the market demand may be limited, making that security difficult to sell. Additionally, the market for certain debt securities may become illiquid under adverse market or economic conditions, independent of any specific adverse change in the condition of a particular issuer.

Tax Risk. Adverse tax developments could change the way the Fund’s income distributions are treated for income tax purposes, which could reduce the value of your investment in the Fund and reduce the number of municipal securities available for purchase by the Fund.

Management Risk. There is no assurance that the Adviser’s method of security selection will be successful, which may cause the Fund to underperform relative to other mutual funds that have similar investment strategies. Because the Fund seeks to preserve capital, it may invest a smaller portion of its assets in lower-rated bonds than other New York municipal bond funds. This may cause the Fund’s yield and total return to be significantly lower than other New York municipal bond funds.

May Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund or the Fund could underperform other investments.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Nondiversification/Concentration Risk. The value of the Fund's shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities. Also, the performance of the Fund is likely to be affected by factors pertaining to the New York economy and to New York governmental entities in particular. Adverse changes in the New York economy or adverse tax, legislative or political changes affecting New York may negatively impact the Fund's performance. The economic condition and finances of the State, City and other municipalities of New York are closely related and have been impacted by the current economic downturn. New York relies on the finance, banking and insurance industries (which may have suffered more than other industries in the recent downturn) for a large part of its revenues, and could thus be more affected by the downturn than certain other states. Therefore, Fund shares could fluctuate in value more than shares of a national bond fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks in investing in the Fund and illustrates the changes in the performance of the Fund from year to year. The table compares the Fund’s performance over time to that of a broad measure of market performance. The table also shows after-tax returns for Builder Class shares, which differ from the returns for Premier Class shares because of differences in their expenses. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may under certain circumstances exceed the return before taxes because of a tax benefit that arises from the realization of a capital loss on a sale of Fund shares. Past performance (before and after taxes) is not an indication of future performance. Updated performance information, including the Fund’s yield, is available by calling 1-800-847-5886.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks in investing in the Fund and illustrates the changes in the performance of the Fund from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-847-5886
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart, Heading	rr_BarChartHeading	Annual Calendar Year Total Returns for Builder Class Shares
Bar Chart, Closing	rr_BarChartClosingTextBlock

Best quarter: 5.21% for the quarter ended September 30, 2002

Worst quarter: -1.51% for the quarter ended June 30, 2004

As of March 31, 2012, the year-to-date total returns (before taxes) were 0.45% for Premier Class shares and 0.43% for Builder Class shares.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.51%)
Performance Table:	rr_PerformanceTableHeading
Performance Table
Average Annual Total Returns
(For periods ended December 31, 2011)

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may under certain circumstances exceed the return before taxes because of a tax benefit that arises from the realization of a capital loss on a sale of Fund shares.
Empire Builder Tax Free Bond Fund | Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	5.38%
Empire Builder Tax Free Bond Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMTPX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	5.00	[1]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	101
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	315
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	547
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,213
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total returns (before taxes)
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	0.45%
1 Year	rr_AverageAnnualReturnYear01	3.65%
5 Years	rr_AverageAnnualReturnYear05	2.89%
10 Years	rr_AverageAnnualReturnYear10	3.54%
Empire Builder Tax Free Bond Fund | Builder Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMBTX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	110
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	343
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	595
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,317
2002	rr_AnnualReturn2002	8.98%
2003	rr_AnnualReturn2003	3.88%
2004	rr_AnnualReturn2004	2.16%
2005	rr_AnnualReturn2005	1.54%
2006	rr_AnnualReturn2006	3.48%
2007	rr_AnnualReturn2007	2.33%
2008	rr_AnnualReturn2008	0.66%
2009	rr_AnnualReturn2009	5.86%
2010	rr_AnnualReturn2010	1.28%
2011	rr_AnnualReturn2011	3.62%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total returns (before taxes)
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	0.43%
1 Year	rr_AverageAnnualReturnYear01	3.62%
5 Years	rr_AverageAnnualReturnYear05	2.73%
10 Years	rr_AverageAnnualReturnYear10	3.35%
Empire Builder Tax Free Bond Fund | Builder Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.62%
5 Years	rr_AverageAnnualReturnYear05	2.68%
10 Years	rr_AverageAnnualReturnYear10	3.23%
Empire Builder Tax Free Bond Fund | Builder Class | - Return After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.07%
5 Years	rr_AverageAnnualReturnYear05	2.67%
10 Years	rr_AverageAnnualReturnYear10	3.21%

[1]	Charged on exchanges from Premier Class to Builder Class.
[2]	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights which reflects operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."